Document and Entity Information Document (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Apr. 16, 2013	Jun. 30, 2012
DEI [Abstract]
Entity Registrant Name	Affinity Gaming
Entity Central Index Key	0001499268
Document Type	8-K
Document Period End Date	Apr. 16, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-know Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float		$ 0
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1